Earnings(loss) per share (Details Narrative) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 28, 2017	Dec. 18, 2014	Dec. 17, 2014
Statement [Line Items]
Weighted Average Number Of Shares Outstanding In The Year	1,003,303,952	1,002,201,016	1,001,575,455
American Depository Share [member]
Statement [Line Items]
Common Stock, Recevable Shares				48	16	4
Common Stock, Par Value						$ 0.00005